Amplify YieldShares Senior Loan and Income ETF
AMPLIFY YIELDSHARES SENIOR LOAN AND INCOME ETF Summary Information
INVESTMENT OBJECTIVE

The Amplify YieldShares Senior Loan and Income ETF (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Prime Senior Loan and Income CEF Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify YieldShares Senior Loan and Income ETF Amplify YieldShares Senior Loan and Income ETF Shares
Management Fees	0.45%
Distribution and Service (12b 1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	1.70%	[1]
Total Annual Fund Operating Expenses	2.15%
[1]	Acquired Fund Fees and Expenses are estimates based on the current composition of the Index. Effective August 29, 2017, the Fund changed its Index and investment objective. As a result of these changes, Acquired Fund Fees and Expenses and Total Annual Fund Operating Expenses have been restated to reflect an estimate of the amount of Acquired Fund Fees and Expenses expected to be incurred in the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels until October 31, 2019, and thereafter to represent the imposition of the 12b-1 fee of an additional 0.25% per annum of the Fund’s average daily net assets. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Amplify YieldShares Senior Loan and Income ETF | Amplify YieldShares Senior Loan and Income ETF Shares | USD ($)	218	700	1,234	2,697

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.

These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2016, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest at least 80% of its total assets in the closed-end funds (“CEFs”) that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index was created and is maintained by Level ETF Ventures LLC (“Level Ventures” or the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (the “Adviser”) or the Sub-Adviser.

The Index is designed to measure the performance of CEFs that invest in floating rate senior loans or other floating rate debt instruments, pay dividends and are listed in the United States.

The Selection Universe. The Index defines its CEF universe based on the following eligibility requirements:

•	Exchange Listing: Primary listing on the NYSE ARCA, NASDAQ or BATS exchanges.

•	Liquidity Requirement: $1 million three-month average daily value traded.

•	Assets under Management Requirement: $100 million or greater; provided, however, the Index components with a public float of less than $150 million shall have an aggregate weighting of no more than 30% of the total Index weight, as described below.

•	Distribution Frequency Requirement: Monthly or quarterly.

•	CEF Focus Requirement: CEFs eligible for inclusion include those that invest at least 80% of their portfolio in senior loans or other floating rate instruments.

•	Termed Funds Requirement: If a CEF has a stated term or liquidation date, the date must be at least one year from the selection for inclusion in the Index.

Prime Scoring and Selection Criteria. After defining the CEF Universe, the Index applies the following selection factors (the “Prime Score”):

The Index ranks each CEF in the universe based on the following four factors:

– Distribution Rate, in ascending order (40% weight). The distribution rate is calculated by dividing the sum of the CEF’s trailing 12-month distributions paid by the share price at the time of calculation. Distributions deemed special or extraordinary by the Index Provider will be excluded from this calculation.

– Premium/Discount Rate, in descending order (40% weight). The premium/discount rate is calculated by CEF share price premium/discount to net asset value (“NAV”).

– Total Expense Ratio, in descending order (10% weight). Total expense ratio is defined as the total annual fund operating expenses, expressed as a percentage of the assets under management, as publicly disclosed by the CEF.

– Liquidity Value, in ascending order (10% weight). The liquidity value is defined as the averaged daily value of shares traded over the prior three-month period, and calculated using each day’s closing share price and total shares traded, and then averaged over the time period.

Each of the individual ranks is then multiplied by a corresponding weighting percentage described below.

After multiplying each of the rankings by their respective factors, the four factor-weighted ranks are then summed to compute a final score. Any ties are broken by the higher distribution rate. If, at the annual rebalancing date of the Index on the second Thursday of January, the Fund determines that, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or interpretations thereunder, a participation agreement is required in order for the Fund to own an Index constituent, and the Fund is unable to procure such participation agreement, then the Index Provider will, at the annual rebalancing date on the following Thursday, exclude the constituent. The Index Provider will then select the next eligible Index constituent.

As of July 31, 2017, the Index was comprised of 22 constituents

Index Weightings. The Prime Scores are summed and each respective constituent’s score is divided by the summed total to determine its respective weighting in the Index. No individual constituent of the Index may exceed a 15% weighting of the Index at the time the Index is rebalanced. In addition, at the time of Index reconstitution, the sum of the weights of the Index components that have a public float of less than $150 million will be capped at 30%. The Index is rebalanced annually, but may be adjusted more frequently for specific corporate events.

For more information on the Index, please refer to the Index Provider section later in this prospectus.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an authorized participant (as defined in “Purchase and Sale of Shares”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Closed-End Funds Risk. Shares of CEFs tend to trade at a discount from their net asset value and are subject to risks related to factors such as the manager’s ability to achieve a fund’s objective, market conditions affecting a fund’s investments and use of leverage. The Fund and the underlying funds have management and operating expenses. You will bear not only your share of the Fund’s expenses, but also the expenses of the underlying funds. By investing in other funds, the Fund incurs greater expenses that you would incur if you invested directly in the funds.

The Fund may be subject to the following risks as a result of investments and strategies pursued by the CEFs:

Anti-Takeover Provision Risk: The organizational documents of certain of the CEFs include provisions that could limit the ability of other entities or persons to acquire control of the CEF or to change the composition of its board, which could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the CEF.

Counterparty Risk: To the extent that a CEF engages in derivative transactions, it will be subject to credit risk with respect to the counterparties. The CEF may obtain only a limited or no recovery or may experience significant delays in obtaining recovery under derivative contracts if a counterparty experiences financial difficulties and becomes bankrupt or otherwise fails to perform its obligations under a derivative contract.

Credit Risk: Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of a CEF’s portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the CEF’s income level and share price.

Currency Risk: A CEF may invest in non-U.S. dollar denominated securities of foreign issuers. Because a CEF’s NAV is determined in U.S. dollars, the CEF’s NAV could decline if the currency of the non-U.S. market in which a CEF invests depreciates against the U.S. dollar, even if the value of the CEF’s holdings, measured in the foreign currency, increases.

Derivatives Risk: A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid.

Discount Risk: The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This discount may wide if the closed-end fund’s portfolio becomes less liquid. The market discount may also be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Floating Rate Risk: The senior loans and other debt instruments in which the CEFs invest will have floating rates. The market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Investments in floating rate loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, a CEF could experience delays in receiving payments or suffer a loss. In an assignment, a CEF effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, a CEF could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Floating rate loans may be senior or junior loans. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. Floating rate loans generally are subject to extended settlement periods in excess of seven days, which may impair a CEF’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans.

Illiquid Securities Risk: CEFs are not limited in their ability to invest in illiquid securities. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Market quotations for securities not traded on national exchanges may vary over time, and if the credit quality of a fixed-income security unexpectedly declines, secondary trading of that security may decline for a period of time. In the event that a CEF voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Interest Rate Risk: The value of fixed income securities by the CEFs will generally fall if interest rates, in general, rise. Typically, fixed-income securities with longer periods before maturity are more sensitive to interest rate changes. In addition, the duration of a bond will also affect its price sensitivity to interest rate changes. For example, if a bond has a duration of five years and interest rates go up by 1%, it can be expected that the bond price will move down by 5%. A CEF may be subject to greater risk of rising interest rates than would normally be the case due to the current period of historically low rates.

Leverage Risk: Leverage may result from ordinary borrowings, or may be inherent in the structure of certain CEF investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the CEF’s Shares will decrease faster than if the CEF had not used leverage. To repay borrowings, an CEF may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the CEF would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If a CEF uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

Management Risk: CEFs are subject to management risk because they are actively managed portfolios. A CEF’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the CEF, but there can be no guarantee that the CEF will meet its investment objective.

Senior Loans Risk: Senior loans generally are of below investment-grade or “junk” credit quality, may be unrated at the time of investment, may be floating rate instruments in which the interest rate payable on the obligations fluctuates on a periodic basis based upon changes in the base lending rate, generally are not registered with the SEC or any state securities commission, and generally are not listed on any securities exchange. The amount of public information available on senior loans generally will be less extensive than that available for other types of assets. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non investment grade securities defaults, a CEF may incur additional expenses to seek recovery.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

Equity Securities Risk. The CEFs in which the Fund invests are equity securities. The value of the Shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Dividends Risk. There is no guarantee that the CEFs or issuers of the underlying securities will declare dividends in the future and, if declared, whether they will remain at current levels or increase over time.

Fluctuation of Net Asset Value Risk. The Fund is generally subject to liquidity risk that may affect the market for Shares as compared to the underlying value of the Fund’s investments. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. If a shareholder purchases at a time when the market price is at a premium to the net asset value of the Shares, or sells at a time when the market price is at a discount to the net asset value of the Shares, the shareholder may sustain losses.

Fund of Funds Risk. Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the CEFs in which it invests. An investment in the Fund is subject to the risks associated with the CEFs that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the CEFs in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent CEFs may be out of favor and underperform other segments.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in its Index regardless of their investment merit. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming. In addition, the Fund will not time the annual rebalancing of the Index with the ex-dividend payment dates of the underlying securities of the CEFs included in the Index.

Industry Concentration Risk. The CEFs in which the Fund invests may be concentrated to a significant degree in a single industry or sector. A CEF concentrated in a single industry or sector presents more risks than a fund that is broadly diversified over several industries or sectors. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

Market Capitalization Risk. The CEFs in which the Fund invests may invest in senior loans of large, mid and small capitalization companies. As a result, the Fund may be exposed to additional risk associated with mid and small capitalization companies. Generally, the Fund considers a large capitalization stock to have a market capitalization exceeding $10 billion, a mid capitalization stock to have a market capitalization range of $2 billion to $10 billion, and a small capitalization stock to have a market capitalization range of $300 million to $2 billion. Increased exposure to mid and/or small capitalization companies may cause the Fund to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies. Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. In addition, they may be more vulnerable to adverse general market or economic developments.

Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. During the period of the Fund’s transition from the Prime 5 US Dividend ETF Index to the Prime Senior Loan and Income CEF Index, the Fund will likely incur a material increase in portfolio turnover as securities included in the new Index are purchased and securities included in the old index are sold. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Trading Issues Risk. Although Shares are listed for trading on BATS, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on BATS may be halted due to market conditions or for reasons that, in the view of BATS, make trading in Shares inadvisable. In addition, trading in Shares on BATS is subject to trading halts caused by extraordinary market volatility pursuant to BATS “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of BATS necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on BATS in the event the Fund’s assets are small or the Fund does not have enough shareholders.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

PERFORMANCE

The Fund commenced operations on September 21, 2016, and therefore does not have performance history for a full calendar year. The Fund’s performance information is only shown in the Fund summary when the Fund has had a full calendar year of operations.